LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015	2014	2013
Net loss attributable to the Company	$(7,504,262)	$(29,231,347)	$(119,236,823)
Weighted average outstanding ordinary shares-Basic	34,483,100	30,601,209	27,356,504
Weighted average outstanding ordinary shares-Diluted	34,483,100	30,601,209	27,356,504

Loss per share:
Basic	$(0.22)	$(0.96)	$(4.36)
Diluted	$(0.22)	$(0.96)	$(4.36)

Schedule Of Earnings Per Share Basic And Diluted Continuing Operation [Table Text Block]
CONTINUING OPERATIONS	2015	2014	2013
Net loss attributable to the Company	$(9,003,233)	$(24,087,098)	$(118,511,760)
Weighted average outstanding ordinary shares-Basic	34,483,100	30,601,209	27,356,504
Weighted average outstanding ordinary shares-Diluted	34,483,100	30,601,209	27,356,504

Loss per share:
Basic	$(0.26)	$(0.79)	$(4.33)
Diluted	$(0.26)	$(0.79)	$(4.33)

Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation [Table Text Block]
DISCONTINUED OPERATIONS	2015	2014	2013
Net income (loss) attributable to the Company	$1,498,971	$(5,144,249)	$(725,063)
Weighted average outstanding ordinary shares-Basic	34,483,100	30,601,209	27,356,504
Weighted average outstanding ordinary shares-Diluted	35,382,895	30,601,209	27,356,504

Loss per share:
Basic	$0.04	$(0.17)	$(0.03)
Diluted	$0.04	$(0.17)	$(0.03)